Share-based awards	9 Months Ended
Sep. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based awards	Share-based awards
Share Options

The following table summarizes option activity for the nine months ended September 30, 2026:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2025	639,184	$179.12	3.90
Granted	65,202	$166.05
Exercised	(106,945)	$121.92
Expired	(31,560)	$116.06
Outstanding at September 30, 2026	565,881	$191.94	4.27
Exercisable at September 30, 2026	424,543	$191.13	3.47

The Company issues ordinary shares for all options exercised.
Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the nine months ended September 30, 2026 and September 30, 2025 was calculated using the Black-Scholes option pricing model. The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2026	September 30, 2025
Weighted average grant date fair value	$75.50	$64.42
Assumptions:
Expected volatility	49%	35%
Dividend yield	—%	—%
Risk-free interest rate	4.33%	4.00%
Expected life	4.4 years	4.4 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units ("RSU") and Performance Share Units ("PSU")

    The following table summarizes RSU and PSU activity for the nine months ended September 30, 2026:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	16,474	$185.18	1,476,169	$162.53
Awarded*	98,400	$162.85	652,246	$166.05
Shares vested	—	$—	(602,157)	$133.96
Cash settled	—	$—	(18,470)	$127.17
Forfeited	—	$—	(92,795)	$181.60
Outstanding at September 30, 2026	114,874	$166.05	1,414,993	$175.53
*We issue PSUs for which the number of shares awarded are based on pre-established targets. For PSUs awarded, the number of units reflects the estimated number of shares to be issued based on performance as of the current reporting period. Awarded units are presented net of performance adjustments.

The fair value of RSUs vested during the nine months ended September 30, 2026 totaled $80.7 million (September 30, 2025: $9.1 million). The fair value of RSUs granted during the nine months ended September 30, 2026 totaled $108.3 million (September 30, 2025: $151.9 million).

The fair value of PSUs vested during the nine months ended September 30, 2026 were $nil (September 30, 2025: $1.9 million). The PSUs vest based on service and specified performance targets over the periods of 2024 - 2026, 2025 - 2027 and 2026 - 2028. If the Company achieves the specified performance targets during those periods, up to an additional 91,434 PSUs may also be awarded and issued.
Share-based compensation expense

Share-based compensation expense (inclusive of employer related taxes) for the three and nine months ended September 30, 2026 and September 30, 2025 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Direct costs	$8,231	$21,479	$38,949	$36,150
Selling, general and administrative	9,775	24,712	25,475	37,768
Total	$18,006	$46,191	$64,424	$73,918